Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of September 30, 2024 and March 31, 2024:

	September 30, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Interest rate swaps (see Note 18)	$—	$12.2	$12.2	$—	$35.6	$35.6

Liabilities:
Forward exchange contracts (see Note 18)	—	(0.6)	(0.6)	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	(1.7)	(1.7)	—	—	—

The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1

Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at September 30, 2024 and March 31, 2024:

	September 30, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Intercompany Revolver	$80.4	$80.4	$—	$—
LGTV Revolver	417.6	421.5	569.9	575.0
LGTV Term Loan A	312.9	312.9	396.6	397.3
LGTV Term Loan B	249.7	249.7	816.9	818.1
eOne IP Credit Facility	334.0	340.0	—	—
LG IP Credit Facility	447.9	455.0	—	—
Production Loans	1,239.4	1,244.8	1,286.2	1,292.2
Production Tax Credit Facility	259.6	260.0	258.7	260.0
Backlog Facility and Other	271.9	273.2	285.4	287.3
Film Library Facility	92.3	94.2	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

Starz Business of Lions Gate Entertainment Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Starz Business’s outstanding debt and programming notes:

	September 30, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
5.5% Senior Notes	$698.2	$581.4	$696.6	$536.2
Programming Notes	67.9	67.9	—	—

(1)
The Starz Business measures the fair value of its outstanding debt using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The following table sets forth the carrying values and fair values of the Starz Business’s outstanding debt and programming notes:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
5.5% Senior Notes	$696.6	$536.2	$776.0	$510.0
Programming Notes	—	—	83.6	83.6

(1)
The Starz Business measures the fair value of its outstanding debt using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).